UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited
             as general partner
Name:        Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Yok Wah Tai                  London, England             November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $4,963,011
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name

1.     028-11976            Lansdowne Global Financials Fund Ltd.
2.     028-11979            Lansdowne European Equity Fund Ltd.
3.     028-12718            Lansdowne Global Financials Fund L.P.
4.     028-13736            Lansdowne UK Strategic Investment Master Fund Ltd.
5.     028-13735            Lansdowne European Strategic Equity Fund L.P.
6.     028-14977            Lansdowne Developed Markets Master Fund Limited


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                                 TITLE                     VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X1000)  PRN AMT   PRN CALL  DISCRETION  MANGRS    SOLE    SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   34,845     497,577  SH        DEFINED     4        497,577
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101  407,848   5,823,901  SH        DEFINED     6      5,823,901
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   25,247     360,524  SH        SOLE                  29,422         331,102
AMAZON COM INC                COM             023135106   23,715      93,248  SH        DEFINED     4         93,248
AMAZON COM INC                COM             023135106  274,742   1,080,302  SH        DEFINED     6      1,080,302
AMAZON COM INC                COM             023135106   19,538      76,823  SH        SOLE                   6,260          70,563
AMERICAN INTL GROUP INC       COM NEW         026874784   42,006   1,281,051  SH        DEFINED     1      1,281,051
AMERICAN INTL GROUP INC       COM NEW         026874784    7,894     240,749  SH        DEFINED     3        240,749
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108   29,945   2,096,962  SH        DEFINED     1      2,096,962
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108    5,629     394,204  SH        DEFINED     3        394,204
CITIGROUP INC                 COM NEW         172967424   55,920   1,709,044  SH        DEFINED     1      1,709,044
CITIGROUP INC                 COM NEW         172967424   10,512     321,268  SH        DEFINED     3        321,268
COCA COLA CO                  COM             191216100    7,327     193,172  SH        DEFINED     4        193,172
COCA COLA CO                  COM             191216100  140,015   3,691,408  SH        DEFINED     6      3,691,408
COCA COLA CO                  COM             191216100   16,124     425,086  SH        SOLE                  34,623         390,463
COLGATE PALMOLIVE CO          COM             194162103   27,592     257,340  SH        DEFINED     4        257,340
COLGATE PALMOLIVE CO          COM             194162103  276,022   2,574,353  SH        DEFINED     6      2,574,353
COLGATE PALMOLIVE CO          COM             194162103   21,051     196,335  SH        SOLE                  15,993         180,342
COMCAST CORP NEW              CL A            20030N101    7,926     221,745  SH        DEFINED     4        221,745
COMCAST CORP NEW              CL A            20030N101   94,327   2,638,893  SH        DEFINED     6      2,638,893
COMCAST CORP NEW              CL A            20030N101    8,877     248,352  SH        SOLE                  20,241         228,111
CYMER INC                     COM             232572107   11,632     227,817  SH        DEFINED     2        227,817
CYMER INC                     COM             232572107    3,928      76,935  SH        DEFINED     5         76,935
CYMER INC                     COM             232572107    5,097      99,828  SH        SOLE                  99,828
CYTOKINETICS INC              COM             23282W100    7,985   9,585,835  SH        DEFINED     6      9,585,835
DELTA AIR LINES INC DEL       COM NEW         247361702   23,238   2,536,895  SH        DEFINED     4      2,536,895
DELTA AIR LINES INC DEL       COM NEW         247361702  276,054  30,136,935  SH        DEFINED     6     30,136,935
DELTA AIR LINES INC DEL       COM NEW         247361702   16,000   1,746,713  SH        SOLE                 142,432       1,604,281
GOOGLE INC                    CL A            38259P508   47,955      63,558  SH        DEFINED     4         63,558
GOOGLE INC                    CL A            38259P508  552,617     732,428  SH        DEFINED     6        732,428
GOOGLE INC                    CL A            38259P508   28,605      37,912  SH        SOLE                   3,108          34,804
INTEL CORP                    COM             458140100    9,074     400,536  SH        DEFINED     4        400,536
INTEL CORP                    COM             458140100  144,134   6,362,128  SH        DEFINED     6      6,362,128
INTEL CORP                    COM             458140100    7,590     335,012  SH        SOLE                  26,734         308,278
INTERNATIONAL BUSINESS MACHS  COM             459200101   40,453     195,000     PUT    DEFINED     2        195,000
INTERNATIONAL BUSINESS MACHS  COM             459200101   13,464      64,900     PUT    DEFINED     5         64,900
INTERNATIONAL BUSINESS MACHS  COM             459200101   17,654      85,100     PUT    SOLE                  85,100
ISHARES TR                    MSCI EMERG MKT  464287234   36,818     890,935  SH        DEFINED     1        890,935
ISHARES TR                    MSCI EMERG MKT  464287234    6,925     167,565  SH        DEFINED     3        167,565
JPMORGAN CHASE & CO           COM             46625H100   32,298     797,876  SH        DEFINED     1        797,876
JPMORGAN CHASE & CO           COM             46625H100    6,072     149,991  SH        DEFINED     3        149,991
JPMORGAN CHASE & CO           COM             46625H100   49,541   1,223,839  SH        DEFINED     4      1,223,839
JPMORGAN CHASE & CO           COM             46625H100  625,726  15,457,659  SH        DEFINED     6     15,457,659
JPMORGAN CHASE & CO           COM             46625H100   30,369     750,223  SH        SOLE                  61,213         689,010
KKR & CO L P DEL              COM UNITS       48248M102   37,552   2,485,244  SH        DEFINED     1      2,485,244
KKR & CO L P DEL              COM UNITS       48248M102    7,059     467,197  SH        DEFINED     3        467,197
MANCHESTER UTD PLC NEW        ORD CL A        G5784H106    6,365     500,000  SH        DEFINED     4        500,000
MANCHESTER UTD PLC NEW        ORD CL A        G5784H106   18,732   1,471,502  SH        DEFINED     6      1,471,502
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   13,289     247,515  SH        DEFINED     2        247,515
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    4,506      83,927  SH        DEFINED     5         83,927
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    7,189     133,897  SH        SOLE                 133,897
MORGAN STANLEY                COM NEW         617446448   53,224   3,179,478  SH        DEFINED     1      3,179,478
MORGAN STANLEY                COM NEW         617446448   10,003     597,522  SH        DEFINED     3        597,522
NASDAQ OMX GROUP INC          COM             631103108   17,607     756,004  SH        DEFINED     1        756,004
NASDAQ OMX GROUP INC          COM             631103108    3,310     142,120  SH        DEFINED     3        142,120
NATIONSTAR MTG HLDGS INC      COM             63861C109   18,563     559,476  SH        DEFINED     1        559,476
NATIONSTAR MTG HLDGS INC      COM             63861C109    3,489     105,166  SH        DEFINED     3        105,166
NIKE INC                      CL B            654106103   37,382     393,869  SH        DEFINED     4        393,869
NIKE INC                      CL B            654106103  461,010   4,857,336  SH        DEFINED     6      4,857,336
NIKE INC                      CL B            654106103   23,030     242,652  SH        SOLE                  19,787         222,865
NUANCE COMMUNICATIONS INC     COM             67020Y100    3,432     137,900     PUT    DEFINED     2        137,900
NUANCE COMMUNICATIONS INC     COM             67020Y100    1,103      44,300     PUT    DEFINED     5         44,300
NUANCE COMMUNICATIONS INC     COM             67020Y100    1,272      51,100     PUT    SOLE                  51,100
OCWEN FINL CORP               COM NEW         675746309   37,108   1,353,827  SH        DEFINED     1      1,353,827
OCWEN FINL CORP               COM NEW         675746309    6,975     254,484  SH        DEFINED     3        254,484
PULTE GROUP INC               COM             745867101   14,307     923,033  SH        DEFINED     1        923,033
PULTE GROUP INC               COM             745867101    2,689     173,467  SH        DEFINED     3        173,467
RESPONSE GENETICS INC         COM             76123U105    4,909   3,805,161  SH        DEFINED     4      3,805,161
SPDR SERIES TRUST             S&P BK ETF      78464A797    2,935     125,000  SH        DEFINED     6        125,000
SUNTRUST BKS INC              COM             867914103   28,836   1,020,027  SH        DEFINED     1      1,020,027
SUNTRUST BKS INC              COM             867914103    5,421     191,752  SH        DEFINED     3        191,752
TIME WARNER CABLE INC         COM             88732J207    2,066      21,737  SH        DEFINED     4         21,737
TIME WARNER CABLE INC         COM             88732J207   24,666     259,474  SH        DEFINED     6        259,474
TIME WARNER CABLE INC         COM             88732J207    1,300      13,680  SH        SOLE                   1,116          12,564
TWO HBRS INVT CORP            COM             90187B101   13,860   1,179,595  SH        DEFINED     1      1,179,595
TWO HBRS INVT CORP            COM             90187B101    2,606     221,750  SH        DEFINED     3        221,750
VIRGIN MEDIA INC              COM             92769L101    1,006      34,202  SH        DEFINED     4         34,202
VIRGIN MEDIA INC              COM             92769L101   12,011     408,251  SH        DEFINED     6        408,251
VIRGIN MEDIA INC              COM             92769L101      629      21,376  SH        SOLE                   1,743          19,633
WELLS FARGO & CO NEW          COM             949746101   35,147   1,017,877  SH        DEFINED     4      1,017,877
WELLS FARGO & CO NEW          COM             949746101  458,523  13,278,976  SH        DEFINED     6     13,278,976
WELLS FARGO & CO NEW          COM             949746101   23,685     685,934  SH        SOLE                  56,001         629,933
XEROX CORP                    COM             984121103   14,061   1,915,604  SH        DEFINED     2      1,915,604
XEROX CORP                    COM             984121103    4,758     648,267  SH        DEFINED     5        648,267
XEROX CORP                    COM             984121103    7,063     962,207  SH        SOLE                 962,207

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